ACQUISITIONS AND DIVESTITURES - OTHER ACQUISITIONS (Details) $ in Thousands			12 Months Ended
	Nov. 21, 2022 USD ($)	Apr. 01, 2022 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($) company	Dec. 31, 2021 USD ($)
Disclosure of transactions recognised separately from acquisition of assets and assumption of liabilities in business combination [line items]
Gain on bargain purchases			$ 0	$ 4,447	$ 58,072
Aggregated individually immaterial business combinations
Disclosure of transactions recognised separately from acquisition of assets and assumption of liabilities in business combination [line items]
Number of asset retirement companies | company				3
Consideration transferred, acquisition-date fair value		$ 10,139		$ 13,949
Deferred consideration recognised as of acquisition date				$ 3,150
Business combination, payment of deferred consideration			$ 2,100
Net assets acquired		10,742
Gain on bargain purchases		$ 603
OTHER ACQUISITION
Disclosure of transactions recognised separately from acquisition of assets and assumption of liabilities in business combination [line items]
Asset acquisition, consideration paid	$ 7,438